SCHEDULE OF CONTRACT ASSETS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
As at January 1	$ 4,189,989
Rights of consideration for service rendered but not billed	467,810
As at December 31	$ 4,657,799	$ 4,189,989